Parnassus Mid Cap Fund

Portfolio of Investments as of March 31, 2026 (unaudited)

Equities	Shares	Market Value ($)

Aerospace & Defense (1.9%)

StandardAero Inc.[q]	1,703,343	43,997,350

Banks (2.5%)

Truist Financial Corp.	1,248,037	57,372,261

Capital Markets (8.5%)

Cboe Global Markets Inc.	301,076	84,623,431

The Bank of New York Mellon Corp.	919,126	109,035,917

		193,659,348

Commercial Services & Supplies (2.9%)

Republic Services Inc., Class A	297,910	65,248,248

Construction Materials (3.2%)

Vulcan Materials Co.	267,645	72,879,734

Electrical Equipment (3.4%)

Hubbell Inc., Class B	156,004	76,557,403

Equity Real Estate Investment Trusts (4.1%)

CBRE Group Inc., Class Aq	343,588	46,542,430

Realty Income Corp.	770,323	47,128,361

		93,670,791

Food & Staples Retailing (3.3%)

US Foods Holding Corp.[q]	810,095	74,698,860

Health Care Equipment & Supplies (5.4%)

Edwards Lifesciences Corp.[q]	835,430	66,901,234

Insulet Corp.[q]	113,758	23,870,979

Medline Inc., Class Aq	730,000	32,485,000

		123,257,213

Hotels, Restaurants & Leisure (5.9%)

Chipotle Mexican Grill Inc., Class Aq	1,323,645	42,369,876

Hilton Worldwide Holdings Inc.	158,890	48,315,271

Royal Caribbean Cruises Ltd.	159,721	43,952,025

		134,637,172

Household Durables (2.1%)

D.R. Horton Inc.	341,028	46,795,862

Independent Power & Renewable Electricity Producers (3.4%)

Brookfield Renewable Corp.	1,962,232	78,155,701

Insurance (4.5%)

The Allstate Corp.	240,114	49,785,237

W R Berkley Corp.	806,103	53,428,507

Equities	Shares	Market Value ($)

		103,213,744

Life Sciences Tools & Services (2.1%)

Agilent Technologies Inc.	425,912	48,545,450

Machinery (8.5%)

CNH Industrial NV	2,841,521	31,256,731

Ingersoll Rand Inc.	631,185	50,570,542

Pentair plc	547,303	47,675,564

Xylem Inc.	535,124	63,947,318

		193,450,155

Multi-Utilities (3.4%)

CMS Energy Corp.	1,001,158	77,669,838

Professional Services (6.5%)

Broadridge Financial Solutions Inc.	258,836	42,055,673

TransUnion	890,979	61,646,837

Verisk Analytics Inc., Class A	227,756	43,216,701

		146,919,211

Road & Rail (2.3%)

Old Dominion Freight Line Inc.	272,952	53,334,821

Semiconductors & Semiconductor Equipment (8.0%)

KLA Corp.	41,561	61,194,832

Lam Research Corp.	262,163	56,013,747

NXP Semiconductors NV	328,319	64,632,878

		181,841,457

Software (6.5%)

Autodesk Inc.[q]	210,662	50,432,483

BILL Holdings Inc.[q]	1,105,739	42,349,804

Synopsys Inc.[q]	135,087	53,559,294

		146,341,581

Specialty Retail (3.9%)

Dick’s Sporting Goods Inc.	211,653	41,968,673

O’Reilly Automotive Inc.[q]	493,228	45,529,877

		87,498,550

Technology Hardware, Storage & Peripherals (3.5%)

Sandisk Corp.[q]	61,669	39,180,782

Western Digital Corp.	152,753	41,318,159

		80,498,941

Trading Companies & Distributors (3.4%)

Ferguson Enterprises Inc.	333,379	77,763,986

Total investment in equities (99.2%)

(cost $1,849,842,302)		2,258,007,677

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.9%)

JPMorgan Chase, New York	2.98%	04/01/2026	20,425,631	20,425,631

Total short-term securities (0.9%)

(cost $20,425,631)				20,425,631

Total securities (100.1%)

(cost $1,870,267,933)				2,278,433,308

Other assets and liabilities (-0.1%)				(1,150,376)

Total net assets (100.0%)				2,277,282,932

q	This security is non-income producing.

plc	Public Limited Company

NV	Naamloze Vennootschap